Mining interests - Schedule of Results from Discontinued Operations (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 14, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Deferred income tax expense		$ 0	$ (3,264)
Net income from discontinued operations		$ 0	$ 6,982
Nicaraguan Group
Disclosure of analysis of single amount of discontinued operations [line items]
Gold revenue	$ 162,010
Production costs	(111,403)
Depreciation and depletion	(17,685)
Royalties and production taxes	(5,727)
Total cost of sales	(134,815)
Gross profit	27,195
General and administrative	(3,237)
Share-based payments	(1,827)
Community relations	(1,574)
Foreign exchange losses	(1,107)
Other	(507)
Operating income	18,943
Interest and financing expense	(872)
Other	170
Income before taxes	18,241
Current income tax, withholding and other taxes expense	(7,995)
Deferred income tax expense	(3,264)
Net income from discontinued operations	$ 6,982